Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 43.4%
		Communication Services: 2.7%
13,587		Activision Blizzard, Inc.	$ 1,099,868	0.3
57,901		AT&T, Inc.	1,650,757	0.5
87,321		CenturyLink, Inc.	881,069	0.3
37,014		Comcast Corp. – Class A	1,712,268	0.5
10,138		Deutsche Telekom AG	168,799	0.1
1,371		Elisa OYJ	80,603	0.0
39,000		HKT Trust / HKT Ltd.	51,765	0.0
600		KDDI Corp.	15,091	0.0
2,600		Konami Holdings Corp.	112,472	0.0
9,565		Koninklijke KPN NV	22,443	0.0
8,453		New York Times Co.	361,704	0.1
300		Nintendo Co., Ltd.	170,007	0.1
3,900		Nippon Telegraph & Telephone Corp.	79,625	0.0
5,200	(1)	NTT DoCoMo, Inc.	191,080	0.1
11,076		Orange SA	115,363	0.1
42,000		PCCW Ltd.	25,125	0.0
40,700		Singapore Telecommunications Ltd.	63,699	0.0
10,100	(1)	SoftBank Corp.	112,861	0.0
16,519		Spark New Zealand Ltd.	51,544	0.0
16,342		Telefonica Deutschland Holding AG	41,766	0.0
14,327		Telephone & Data Systems, Inc.	264,190	0.1
30,984		Verizon Communications, Inc.	1,843,238	0.5
19,247		Vodafone Group PLC	25,511	0.0
			9,140,848	2.7

		Consumer Discretionary: 2.4%
600		ABC-Mart, Inc.	31,240	0.0
1,500		Benesse Holdings, Inc.	38,608	0.0
448		Cie Generale des Etablissements Michelin SCA	48,092	0.0
600		Denso Corp.	26,299	0.0
4,928		Dollar General Corp.	1,033,008	0.3
18,323		eBay, Inc.	954,628	0.3
289		Ferrari NV	53,037	0.0
1,355		Garmin Ltd.	128,535	0.0
28,337		Gentex Corp.	729,678	0.2
104		Hermes International	89,571	0.0
100		Hikari Tsushin, Inc.	23,859	0.0
2,937		Home Depot, Inc.	815,634	0.2
1,400		McDonald's Holdings Co. Japan Ltd.	68,093	0.0
500		Nitori Co., Ltd.	103,726	0.1
5,000		Pan Pacific International Holdings Corp.	116,441	0.1
442		Pandora A/S	31,885	0.0
3,037		Persimmon PLC	96,785	0.0
2,882		Pool Corp.	964,144	0.3
5,700	(1)	Sekisui House Ltd.	101,008	0.0
20,534		Service Corp. International	866,124	0.3
7,518		Target Corp.	1,183,484	0.4
2,983		Tractor Supply Co.	427,583	0.1
3,851		Wesfarmers Ltd.	123,095	0.1
4,400		Yamada Denki Co., Ltd.	21,943	0.0
			8,076,500	2.4

		Consumer Staples: 4.1%
5,600		Ajinomoto Co., Inc.	114,772	0.1
24,437		Altria Group, Inc.	944,246	0.3
255		Beiersdorf AG	28,952	0.0
1,787		British American Tobacco PLC	64,102	0.0
1,200		Calbee, Inc.	39,526	0.0
787		Carlsberg A/S	106,026	0.1
2,441		Coca-Cola Amatil Ltd.	16,709	0.0
1,021		Colruyt S.A.	66,260	0.0
1,546		Danone	100,143	0.0
2,252	(2)	Essity AB	76,030	0.0
21,766		Flowers Foods, Inc.	529,567	0.1
15,892		General Mills, Inc.	980,219	0.3
6,523		Hershey Co.	935,007	0.3
6,158		Imperial Brands PLC	108,772	0.1
13,848		J Sainsbury Plc	34,096	0.0
6,223		Kimberly-Clark Corp.	918,888	0.3
3,129		Koninklijke Ahold Delhaize NV	92,487	0.0
1,000		Lawson, Inc.	47,683	0.0
1,300		MEIJI Holdings Co., Ltd.	99,302	0.0
8,975		Mondelez International, Inc.	515,614	0.1
4,401		Nestle SA	523,772	0.2
6,278		Orkla ASA	63,361	0.0
9,249		PepsiCo, Inc.	1,281,911	0.4
17,359		Philip Morris International, Inc.	1,301,751	0.4
16,225		Procter & Gamble Co.	2,255,113	0.7
1,197		Reckitt Benckiser Group PLC	116,715	0.1
3,100		Seven & I Holdings Co., Ltd.	96,317	0.0
1,400		Sundrug Co., Ltd.	52,773	0.0
814		Swedish Match AB	66,558	0.0
1,000		Toyo Suisan Kaisha Ltd.	52,806	0.0
700		Tsuruha Holdings, Inc.	99,237	0.0
3,426		Unilever NV	208,053	0.1
9,844		Walgreens Boots Alliance, Inc.	353,596	0.1
9,659		Walmart, Inc.	1,351,391	0.4
2,500		Welcia Holdings Co. Ltd.	109,633	0.0
35,857		WM Morrison Supermarkets PLC	78,704	0.0
			13,830,092	4.1

		Energy: 1.1%
35,748		BP PLC	103,383	0.1
13,478		Chevron Corp.	970,416	0.3
6,224		ConocoPhillips	204,396	0.1
9,689		ENI S.p.A.	75,730	0.0
96,551		Equitrans Midstream Corp.	816,822	0.2
13,800		ENEOS Holdings, Inc.	49,237	0.0
39,670		Kinder Morgan, Inc.	489,131	0.1
2,441		Repsol SA	16,490	0.0
1,128	(1)	Total SE	38,739	0.0
44,602		Williams Cos., Inc.	876,429	0.3
			3,640,773	1.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 3.6%
9,058		3i Group PLC	$ 116,317	0.0
2,982		Admiral Group Plc	100,569	0.0
94		Allianz SE	18,041	0.0
6,908		Allstate Corp.	650,319	0.2
8,909		Assicurazioni Generali S.p.A.	125,568	0.1
1,694		ASX Ltd.	99,041	0.0
11,245		Australia & New Zealand Banking Group Ltd.	140,293	0.1
14,521		Bank Leumi Le-Israel BM	63,927	0.0
1,104		BlackRock, Inc.	622,159	0.2
43,000		BOC Hong Kong Holdings Ltd.	113,992	0.0
792		Deutsche Boerse AG	138,854	0.1
19,575		Direct Line Insurance Group PLC	68,272	0.0
1,964		Erie Indemnity Co.	412,990	0.1
6,790	(2)	FinecoBank Banca Fineco SpA	93,524	0.0
1,402		Hanover Insurance Group, Inc.	130,638	0.0
10,376		Intercontinental Exchange, Inc.	1,038,119	0.3
72,178	(2)	Intesa Sanpaolo SpA	135,798	0.1
9,127		Israel Discount Bank Ltd.	24,622	0.0
11,359		JPMorgan Chase & Co.	1,093,531	0.3
1,146		London Stock Exchange Group PLC	131,466	0.1
810		Macquarie Group Ltd.	70,214	0.0
18,215		Mapfre SA	28,577	0.0
2,028		MarketAxess Holdings, Inc.	976,665	0.3
41,554		Medibank Pvt Ltd.	74,980	0.0
4,827		Mercury General Corp.	199,693	0.1
931		Mizrahi Tefahot Bank Ltd.	16,514	0.0
2,400		MS&AD Insurance Group Holdings, Inc.	64,664	0.0
1,767		MSCI, Inc. - Class A	630,430	0.2
298		Muenchener Rueckversicherungs-Gesellschaft AG	75,757	0.0
6,428		Nasdaq, Inc.	788,780	0.2
11,305		Progressive Corp.	1,070,244	0.3
57,225	(2)	Natwest Group PLC	78,367	0.0
3,311		S&P Global, Inc.	1,193,947	0.4
2,459	(2)	SCOR SE	68,464	0.0
12,600		Singapore Exchange Ltd.	84,983	0.0
4,400	(1)	Sumitomo Mitsui Financial Group, Inc.	123,028	0.1
7,582		T. Rowe Price Group, Inc.	972,164	0.3
1,190		Travelers Cos, Inc.	128,746	0.0
437		Zurich Insurance Group AG	152,389	0.1
			12,116,646	3.6

		Health Care: 6.8%
16,794		AbbVie, Inc.	1,470,986	0.4
9,398		AmerisourceBergen Corp.	910,854	0.3
5,923		Amgen, Inc.	1,505,390	0.4
750		Anthem, Inc.	201,442	0.1
5,600		Astellas Pharma, Inc.	83,477	0.0
12,716		Baxter International, Inc.	1,022,621	0.3
23,162		Bristol-Myers Squibb Co.	1,396,437	0.4
16,803		Cardinal Health, Inc.	788,901	0.2
13,120		Cerner Corp.	948,445	0.3
1,113		Chemed Corp.	534,630	0.2
793		Coloplast A/S	125,682	0.1
9,099		Eli Lilly & Co.	1,346,834	0.4
749		Fisher & Paykel Healthcare Corp. Ltd.	16,531	0.0
18,443		Gilead Sciences, Inc.	1,165,413	0.3
10,944		GlaxoSmithKline PLC	205,174	0.1
2,506		Hikma Pharmaceuticals PLC	83,995	0.0
900		Hoya Corp.	101,625	0.0
723		Humana, Inc.	299,242	0.1
16,677		Johnson & Johnson	2,482,872	0.7
813	(2)	Koninklijke Philips NV	38,389	0.0
4,307		McKesson Corp.	641,442	0.2
1,900		Medipal Holdings Corp.	38,099	0.0
8,621		Medtronic PLC	895,894	0.3
20,616		Merck & Co., Inc.	1,710,097	0.5
300		Nippon Shinyaku Co., Ltd.	24,700	0.0
3,166		Novartis AG	274,886	0.1
3,561		Novo Nordisk A/S	246,723	0.1
2,600		Olympus Corp.	54,069	0.0
1,388		Orion Oyj	62,886	0.0
46,276		Pfizer, Inc.	1,698,329	0.5
1,266		Recordati Industria Chimica e Farmaceutica SpA	64,851	0.0
1,114		Roche Holding AG	381,590	0.1
2,335		Sanofi	233,996	0.1
1,600		Santen Pharmaceutical Co., Ltd.	32,713	0.0
1,800		Shionogi & Co., Ltd.	96,344	0.0
6,067		Smith & Nephew PLC	118,849	0.1
700		Suzuken Co., Ltd.	26,701	0.0
784		UCB S.A.	89,042	0.0
1,894		UnitedHealth Group, Inc.	590,492	0.2
6,645		Zoetis, Inc.	1,098,884	0.3
			23,109,527	6.8

		Industrials: 4.4%
813		3M Co.	130,226	0.0
34,144		Aurizon Holdings Ltd.	105,040	0.0
2,588		Bouygues SA	89,432	0.0
7,488		Brambles Ltd.	56,857	0.0
2,167		CH Robinson Worldwide, Inc.	221,446	0.1
7,000		CK Hutchison Holdings Ltd.	42,418	0.0
8,011		CSX Corp.	622,214	0.2
400		Daikin Industries Ltd.	73,910	0.0
3,526		Deutsche Post AG	159,995	0.1
911		DSV PANALPINA A/S	147,767	0.1
1,111	(2)	Eiffage SA	90,675	0.0
3,486		Expeditors International Washington, Inc.	315,553	0.1
2,877		Fastenal Co.	129,724	0.0
4,370		Ferrovial SA - FERE	106,150	0.0
760		GEA Group AG	26,629	0.0
5,700	(1)	Itochu Corp.	145,953	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,100		Jardine Matheson Holdings Ltd.	$ 43,727	0.0
1,800		Kamigumi Co., Ltd.	35,470	0.0
2,333		Kansas City Southern	421,876	0.1
3,154		Knight-Swift Transportation Holdings, Inc.	128,368	0.0
1,623		Kone Oyj	142,506	0.1
3,062		Landstar System, Inc.	384,250	0.1
779		Legrand S.A.	62,047	0.0
5,600		LIXIL Group Corp.	113,189	0.0
3,153		Lockheed Martin Corp.	1,208,482	0.4
5,000	(1)	Mitsubishi Corp.	119,677	0.0
3,500		Mitsubishi Heavy Industries Ltd.	77,493	0.0
1,000		Miura Co., Ltd.	49,049	0.0
2,635		MSC Industrial Direct Co.	166,743	0.1
15,500		MTR Corp.	76,925	0.0
1,265		Old Dominion Freight Line	228,864	0.1
1,771	(2)	Randstad NV	92,350	0.0
6,644		Relx PLC (GBP Exchange)	147,883	0.1
9,682		Republic Services, Inc.	903,815	0.3
16,449		Rollins, Inc.	891,371	0.3
2,566		Roper Technologies, Inc.	1,013,852	0.3
459		Schindler Holding AG - Part Cert	125,298	0.0
385		Schneider Electric SE	47,855	0.0
1,400		Secom Co., Ltd.	128,122	0.1
2,500		SG Holdings Co. Ltd.	130,084	0.1
654		Siemens AG	82,594	0.0
327	(2)	Siemens Energy AG	8,818	0.0
700		Sohgo Security Services Co., Ltd.	33,345	0.0
8,100	(1)	Sumitomo Corp.	97,641	0.0
4,768		United Parcel Service, Inc. - Class B	794,492	0.2
5,152		Verisk Analytics, Inc.	954,717	0.3
261		Vinci SA	21,808	0.0
7,961		Waste Connections, Inc.	826,352	0.2
8,944		Waste Management, Inc.	1,012,192	0.3
3,750		Watsco, Inc.	873,338	0.3
18,398		Werner Enterprises, Inc.	772,532	0.2
1,571		Wolters Kluwer NV	134,011	0.1
2,900		Yamato Holdings Co., Ltd.	76,393	0.0
			14,891,518	4.4

		Information Technology: 13.7%
6,186		Accenture PLC	1,397,974	0.4
14,995		Amdocs Ltd.	860,863	0.3
9,777		Applied Materials, Inc.	581,243	0.2
3,300		ASM Pacific Technology Ltd.	33,783	0.0
8,092		Automatic Data Processing, Inc.	1,128,753	0.3
17,314		Avnet, Inc.	447,394	0.1
10,147		Booz Allen Hamilton Holding Corp.	841,998	0.2
6,819		Broadridge Financial Solutions, Inc. ADR	900,108	0.3
5,800		Canon, Inc.	96,202	0.0
10,809		CDK Global, Inc.	471,164	0.1
4,648		CDW Corp.	555,575	0.2
38,995		Cisco Systems, Inc.	1,536,013	0.5
6,617		Citrix Systems, Inc.	911,227	0.3
14,159		Cognex Corp.	921,751	0.3
14,521		Cognizant Technology Solutions Corp.	1,008,048	0.3
724		Dassault Systemes SE	135,086	0.1
12,216		Dolby Laboratories, Inc.	809,676	0.2
1,000		Fuji Film Holdings Corp.	49,292	0.0
20,928		Genpact Ltd.	815,146	0.2
1,800		Hitachi Ltd.	60,947	0.0
20,984		HP, Inc.	398,486	0.1
34,429		Intel Corp.	1,782,734	0.5
8,444		International Business Machines Corp.	1,027,381	0.3
3,629		Intuit, Inc.	1,183,816	0.3
4,730		Jack Henry & Associates, Inc.	769,051	0.2
36,849		Juniper Networks, Inc.	792,254	0.2
2,451		KLA Corp.	474,857	0.1
1,599		Logitech International SA	123,862	0.1
3,304		Mastercard, Inc. - Class A	1,117,314	0.3
7,935		MAXIMUS, Inc.	542,833	0.2
35,240		Microsoft Corp.	7,412,029	2.2
3,409		Monolithic Power Systems, Inc.	953,190	0.3
6,033		Motorola Solutions, Inc.	946,035	0.3
19,158		National Instruments Corp.	683,941	0.2
2,200		NEC Corp.	128,686	0.1
6,051		NetApp, Inc.	265,276	0.1
41,944		NortonLifeLock, Inc.	874,113	0.3
4,117		Nvidia Corp.	2,228,203	0.7
21,819		Oracle Corp.	1,302,594	0.4
500		Oracle Corp. Japan	53,988	0.0
12,328		Paychex, Inc.	983,405	0.3
7,100		Pegasystems, Inc.	859,384	0.3
12,048		Qualcomm, Inc.	1,417,809	0.4
12,462		Sage Group PLC/The	115,812	0.0
16,722		Seagate Technology	823,893	0.2
6,400	(1)	Seiko Epson Corp.	73,602	0.0
14,635		SS&C Technologies Holdings, Inc.	885,710	0.3
45,310		Switch, Inc.	707,289	0.2
10,050	(1)	Telefonaktiebolaget LM Ericsson	109,980	0.0
9,865		Texas Instruments, Inc.	1,408,623	0.4
1,900		Trend Micro, Inc.	115,783	0.0
3,987		Ubiquiti, Inc.	664,473	0.2
3,124		Visa, Inc. - Class A	624,706	0.2
9,042		Xilinx, Inc.	942,538	0.3
			46,355,893	13.7

		Materials: 1.9%
3,774		Air Products & Chemicals, Inc.	1,124,124	0.3
750		Anglo American PLC	18,145	0.0
5,763		Aptargroup, Inc.	652,371	0.2
1,415		BASF SE	86,168	0.0
2,609	(1)	BHP Group Ltd.	67,400	0.0
14,616		Commercial Metals Co.	292,028	0.1
1,539		CRH PLC	55,807	0.0
1,327		Croda International PLC	107,044	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
97		EMS-Chemie Holding AG	$ 87,151	0.0
12,876		Evraz PLC	57,336	0.0
11,209		Fortescue Metals Group Ltd.	131,684	0.1
2,485		LafargeHolcim Ltd.-CHF	113,116	0.1
7,317		ICL Group Ltd.	25,855	0.0
787		Koninklijke DSM NV	129,566	0.1
9,000		Mitsubishi Chemical Holdings Corp.	51,951	0.0
1,246		NewMarket Corp.	426,531	0.1
8,013		Packaging Corp. of America	873,818	0.3
2,915		Reliance Steel & Aluminum Co.	297,446	0.1
3,036		Rio Tinto Ltd.	207,363	0.1
1,823		Royal Gold, Inc.	219,070	0.1
2,506		Sensient Technologies Corp.	144,696	0.0
13,449		Silgan Holdings, Inc.	494,520	0.2
8,849		Sonoco Products Co.	451,918	0.1
716		Symrise AG	98,896	0.0
3,400		Teijin Ltd.	52,729	0.0
3,232		UPM-Kymmene OYJ	98,373	0.0
			6,365,106	1.9

		Real Estate: 0.5%
1,127		EastGroup Properties, Inc.	145,755	0.0
1,483		Equinix, Inc.	1,127,273	0.3
2,442		Equity Lifestyle Properties, Inc.	149,694	0.1
653		LEG Immobilien AG	93,079	0.0
1,578		Life Storage, Inc.	166,116	0.1
10,800		Link REIT	88,499	0.0
6,048	(2)	Pacific Century Premium Developments Ltd.	1,595	0.0
			1,772,011	0.5

		Utilities: 2.2%
7,613		AGL Energy Ltd.	74,336	0.0
10,175		Ameren Corp.	804,639	0.2
6,655		American Water Works Co., Inc.	964,176	0.3
26,082	(1)	AusNet Services	35,209	0.0
9,500		CK Infrastructure Holdings Ltd.	44,582	0.0
13,000		CLP Holdings Ltd.	121,384	0.1
13,189		Duke Energy Corp.	1,168,018	0.3
1,900		Electric Power Development Co., Ltd.	29,306	0.0
3,131		Enagas	72,242	0.0
4,328		Endesa S.A.	115,766	0.1
6,887		Enel S.p.A.	59,751	0.0
7,234	(2)	Engie SA	96,672	0.0
13,477		Evergy, Inc.	684,901	0.2
20,195		Exelon Corp.	722,173	0.2
3,490		NorthWestern Corp.	169,754	0.1
2,647		ONE Gas, Inc.	182,670	0.1
4,698		PNM Resources, Inc.	194,168	0.1
13,000		Power Assets Holdings Ltd.	68,520	0.0
4,304		Red Electrica Corp. SA	80,724	0.0
21,811		Snam SpA	112,170	0.1
9,059		Southern Co.	491,179	0.1
8,111		Spire, Inc.	431,505	0.1
4,303		Terna Rete Elettrica Nazionale SpA	30,107	0.0
1,628		United Utilities Group PLC	17,984	0.0
20,303		Vistra Corp.	382,915	0.1
1,957		WEC Energy Group, Inc.	189,633	0.1
			7,344,484	2.2

	Total Common Stock
	(Cost $127,606,344)		146,643,398	43.4

EXCHANGE-TRADED FUNDS: 0.3%
1,488		iShares MSCI EAFE ETF	94,712	0.1
3,868		iShares Russell 1000 ETF	723,896	0.2

	Total Exchange-Traded Funds
	(Cost $792,318)		818,608	0.3

MUTUAL FUNDS: 7.1%
		Affiliated Investment Companies: 7.1%
2,272,609		Voya Floating Rate Fund - Class P	19,930,777	5.9
503,176		Voya High Yield Bond Fund - Class P	3,884,519	1.2

	Total Mutual Funds
	(Cost $25,633,554)		23,815,296	7.1

PREFERRED STOCK: 0.4%
		Consumer Staples: 0.0%
238		Henkel AG & Co. KGaA	24,892	0.0

		Financials: 0.4%
50	(2),(3)	Fannie Mae	1,357,500	0.4

	Total Preferred Stock
	(Cost $4,118,712)		1,382,392	0.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.2%
		Basic Materials: 0.8%
70,000	(4)	Aruba Investments, Inc., 8.750%, 02/15/2023	$ 70,955	0.0
200,000	(4)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	212,464	0.1
70,000		CF Industries, Inc., 5.375%, 03/15/2044	84,412	0.1
70,000	(4)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	71,291	0.0
200,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	228,421	0.1
70,000	(4)	Compass Minerals International, Inc., 6.750%, 12/01/2027	75,718	0.0
70,000	(4)	Element Solutions, Inc., 3.875%, 09/01/2028	68,819	0.0
250,000	(4)	Evraz PLC, 5.250%, 04/02/2024	272,894	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Basic Materials: (continued)
70,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	$ 71,006	0.0
200,000	(4)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	218,017	0.1
70,000	(4)	Hudbay Minerals, Inc., 6.125%, 04/01/2029	69,563	0.0
70,000	(4)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	75,163	0.0
20,000	(4)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	21,100	0.0
70,000		Methanex Corp., 5.650%, 12/01/2044	63,350	0.0
225,000	(4)	MMK International Capital DAC, 4.375%, 06/13/2024	241,315	0.1
70,000	(4)	Novelis Corp., 5.875%, 09/30/2026	72,013	0.0
70,000		Olin Corp., 5.125%, 09/15/2027	69,431	0.0
70,000	(4)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	74,099	0.0
60,000		Sherwin-Williams Co/The, 3.300%, 05/15/2050	63,316	0.0
200,000		Suzano Austria GmbH, 5.000%, 01/15/2030	215,750	0.1
70,000	(4)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	69,825	0.0
30,000	(4)	Tronox, Inc., 6.500%, 04/15/2026	30,056	0.0
115,000	(4)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	99,834	0.1
70,000	(4)	WR Grace & Co-Conn, 4.875%, 06/15/2027	72,420	0.0
			2,611,232	0.8

		Communications: 0.7%
70,000	(4)	ANGI Group LLC, 3.875%, 08/15/2028	69,431	0.0
70,000	(4)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	73,749	0.0
70,000	(4)	CommScope Technologies LLC, 5.000%, 03/15/2027	67,331	0.0
70,000	(1)	Consolidated Communications, Inc., 6.500%, 10/01/2022	70,093	0.0
70,000	(4)	Consolidated Communications, Inc., 6.500%, 10/01/2028	71,575	0.0
70,000		CSC Holdings LLC, 5.250%, 06/01/2024	75,206	0.1
70,000	(4)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	64,966	0.0
35,000	(4)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	24,847	0.0
35,000	(1),(4)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	18,244	0.0
70,000		DISH DBS Corp., 5.875%, 11/15/2024	72,188	0.0
70,000		Embarq Corp., 7.995%, 06/01/2036	83,015	0.1
70,000	(1),(4)	Entercom Media Corp., 7.250%, 11/01/2024	58,669	0.0
70,000	(4)	GCI LLC, 4.750%, 10/15/2028	71,051	0.0
70,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	76,003	0.1
70,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	69,077	0.0
70,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	72,604	0.0
70,000	(4)	Match Group Holdings II LLC, 4.125%, 08/01/2030	70,930	0.0
70,000	(4)	MDC Partners, Inc., 6.500%, 05/01/2024	63,981	0.0
70,000		Meredith Corp., 6.875%, 02/01/2026	58,581	0.0
70,000	(4)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	72,174	0.0
70,000		Netflix, Inc., 5.875%, 11/15/2028	83,649	0.1
70,000	(4)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	73,536	0.0
70,000	(4)	Radiate Holdco LLC / Radiate Finance, Inc., 4.500%, 09/15/2026	70,248	0.0
70,000	(4)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	73,222	0.0
70,000		Sprint Corp., 7.625%, 03/01/2026	84,693	0.1
70,000	(4)	TEGNA, Inc., 5.000%, 09/15/2029	69,191	0.0
70,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	83,138	0.1
70,000	(4)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	70,656	0.0
70,000		T-Mobile USA, Inc., 5.375%, 04/15/2027	74,893	0.0
70,000	(4)	Univision Communications, Inc., 6.625%, 06/01/2027	68,513	0.0
70,000	(5)	ViacomCBS, Inc., 6.250%, 02/28/2057	76,980	0.1
70,000	(4)	ViaSat, Inc., 5.625%, 09/15/2025	68,688	0.0
70,000	(4)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	72,263	0.0
			2,273,385	0.7

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 1.2%
70,000	(4)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	$ 71,894	0.0
55,000	(4)	Adams Homes, Inc., 7.500%, 02/15/2025	55,722	0.0
70,000	(4)	Allison Transmission, Inc., 5.875%, 06/01/2029	75,801	0.1
48,000	(4),(6)	AMC Entertainment Holdings, Inc., 12.000% (PIK Rate 12.000%, Cash Rate 10.000%), 06/15/2026	13,680	0.0
70,000	(1)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	68,034	0.0
70,000	(4)	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	70,656	0.0
70,000	(4)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	71,305	0.0
70,000	(4)	Avient Corp., 5.750%, 05/15/2025	74,287	0.1
70,000	(4)	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025	68,727	0.0
70,000	(4)	Boyd Gaming Corp., 8.625%, 06/01/2025	76,827	0.1
70,000	(4)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	73,063	0.0
70,000	(4)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	67,817	0.0
70,000		Century Communities, Inc., 5.875%, 07/15/2025	73,020	0.0
70,000	(4)	Core & Main L.P., 6.125%, 08/15/2025	71,036	0.0
70,000		Dana, Inc., 5.500%, 12/15/2024	71,575	0.0
165,000	(4)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	171,432	0.1
70,000		Delta Air Lines, Inc., 2.900%, 10/28/2024	62,382	0.0
70,000	(4)	Golden Entertainment, Inc., 7.625%, 04/15/2026	69,333	0.0
30,000	(4)	Golden Nugget, Inc., 6.750%, 10/15/2024	25,087	0.0
70,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	73,062	0.0
35,000	(4)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	37,078	0.0
60,000		Home Depot, Inc./The, 3.125%, 12/15/2049	66,823	0.0
70,000	(4)	IAA, Inc., 5.500%, 06/15/2027	73,019	0.0
70,000	(4)	Installed Building Products, Inc., 5.750%, 02/01/2028	73,924	0.0
70,000	(4)	IRB Holding Corp., 7.000%, 06/15/2025	74,762	0.1
70,000		L Brands, Inc., 6.750%, 07/01/2036	68,731	0.0
70,000		Lennar Corp., 5.250%, 06/01/2026	78,474	0.1
70,000	(4)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	69,030	0.0
38,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	43,630	0.0
83,000		Lowe's Cos, Inc., 4.050%, 05/03/2047	99,206	0.1
70,000		M/I Homes, Inc., 4.950%, 02/01/2028	72,319	0.0
70,000	(4)	Mattel, Inc., 5.875%, 12/15/2027	75,469	0.1
50,000		McDonald's Corp., 3.625%, 05/01/2043	56,064	0.0
60,000		McDonald's Corp., 3.625%, 09/01/2049	67,390	0.0
70,000		Meritage Homes Corp., 5.125%, 06/06/2027	77,774	0.1
70,000		MGM Resorts International, 5.500%, 04/15/2027	73,248	0.0
70,000	(1),(4)	Michaels Stores, Inc., 8.000%, 07/15/2027	73,268	0.0
70,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	74,624	0.1
70,000	(4)	Navistar International Corp., 6.625%, 11/01/2025	71,969	0.0
70,000	(4)	Penn National Gaming, Inc., 5.625%, 01/15/2027	72,705	0.0
50,000	(4)	PetSmart, Inc., 5.875%, 06/01/2025	51,305	0.0
70,000	(4)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	74,288	0.1
35,000	(4)	Scientific Games International, Inc., 5.000%, 10/15/2025	35,284	0.0
35,000	(4)	Scientific Games International, Inc., 8.250%, 03/15/2026	36,688	0.0
70,000	(4)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	72,449	0.0
70,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	72,524	0.0
70,000	(4)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	71,356	0.0
70,000	(4)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	67,354	0.0
70,000	(4)	Station Casinos LLC, 4.500%, 02/15/2028	64,881	0.0
70,000	(4)	STL Holding Co. LLC, 7.500%, 02/15/2026	69,913	0.0
70,000	(1)	Tempur Sealy International, Inc., 5.500%, 06/15/2026	72,819	0.0
35,000	(1)	Tenneco, Inc., 5.000%, 07/15/2026	26,010	0.0
70,000		TRI Pointe Group, Inc., 5.700%, 06/15/2028	76,825	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
70,000		United Airlines Holdings, Inc., 4.250%, 10/01/2022	$ 64,838	0.0
70,000	(4)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	71,956	0.0
35,000	(4)	Viking Cruises Ltd., 5.875%, 09/15/2027	27,278	0.0
35,000	(4)	Viking Cruises Ltd., 13.000%, 05/15/2025	40,600	0.0
70,000	(4)	William Carter Co/The, 5.625%, 03/15/2027	73,238	0.0
70,000	(4)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	70,414	0.0
70,000	(4)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	70,569	0.0
35,000	(4)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	34,016	0.0
35,000	(4)	Wyndham Hotels & Resorts, Inc., 5.375%, 04/15/2026	35,678	0.0
			4,084,530	1.2

		Consumer, Non-cyclical: 1.2%
70,000	(4)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	72,127	0.0
200,000	(4)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	201,632	0.1
70,000	(4)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	68,075	0.0
70,000	(4)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	74,843	0.1
25,000	(4)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	26,656	0.0
50,000	(4)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	54,413	0.0
245,000		Altria Group, Inc., 4.500%, 05/02/2043	266,983	0.1
70,000	(4)	AMN Healthcare, Inc., 4.625%, 10/01/2027	71,881	0.0
70,000	(4)	Avantor Funding, Inc., 4.625%, 07/15/2028	72,712	0.0
35,000	(4)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	34,523	0.0
35,000	(4)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	35,866	0.0
70,000	(1),(4)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	70,255	0.0
70,000	(4)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	72,918	0.0
70,000		Centene Corp., 4.625%, 12/15/2029	75,597	0.1
70,000	(4)	Cott Holdings, Inc., 5.500%, 04/01/2025	71,837	0.0
300,000		CVS Health Corp., 5.050%, 03/25/2048	382,746	0.1
70,000	(4)	DaVita, Inc., 4.625%, 06/01/2030	71,892	0.0
225,000	(4)	DP World Crescent Ltd., 3.750%, 01/30/2030	232,183	0.1
70,000	(4)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	70,450	0.0
45,000		Encompass Health Corp., 4.625%, 04/01/2031	45,000	0.0
70,000	(4)	Garda World Security Corp., 8.750%, 05/15/2025	70,918	0.0
70,000	(4)	Gartner, Inc., 4.500%, 07/01/2028	73,427	0.0
70,000	(4)	Graham Holdings Co., 5.750%, 06/01/2026	73,924	0.1
70,000		HCA, Inc., 3.500%, 09/01/2030	71,417	0.0
70,000	(4)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	72,652	0.0
200,000	(4)	Hutama Karya Persero PT, 3.750%, 05/11/2030	217,547	0.1
70,000	(4)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	73,150	0.0
70,000	(4)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	76,210	0.1
70,000	(4)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	75,939	0.1
70,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	80,704	0.1
70,000	(4)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	70,263	0.0
70,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	73,281	0.0
50,000	(4)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	51,438	0.0
70,000	(4)	Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/01/2028	72,100	0.0
70,000	(4)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	73,429	0.0
70,000	(4)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	72,363	0.0
50,000	(1),(4),(6)	Polaris Intermediate Corp., 8.500% (PIK Rate 9.250%, Cash Rate 8.500%), 12/01/2022	50,938	0.0
70,000	(4)	Post Holdings, Inc., 4.625%, 04/15/2030	72,100	0.0
70,000	(4)	Select Medical Corp., 6.250%, 08/15/2026	72,908	0.0
100,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	103,350	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
70,000	(4)	Tenet Healthcare Corp., 6.125%, 10/01/2028	$ 68,294	0.0
70,000		TreeHouse Foods, Inc., 4.000%, 09/01/2028	70,928	0.0
70,000		United Rentals North America, Inc., 4.875%, 01/15/2028	73,588	0.0
70,000	(4)	Vizient, Inc., 6.250%, 05/15/2027	73,574	0.0
70,000	(4)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	71,560	0.0
			4,028,591	1.2

		Energy: 1.6%
70,000	(1)	Antero Resources Corp., 5.000%, 03/01/2025	43,881	0.0
70,000		Apache Corp., 4.375%, 10/15/2028	64,181	0.0
70,000	(4)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	66,150	0.0
35,000	(4)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	30,925	0.0
250,000		CNOOC Finance 2013 Ltd., 2.875%, 09/30/2029	267,456	0.1
70,000	(4)	CNX Resources Corp., 7.250%, 03/14/2027	71,489	0.0
75,000		Comstock Resources, Inc., 9.750%, 08/15/2026	77,340	0.1
70,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	63,875	0.0
70,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	71,680	0.0
350,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	372,209	0.1
450,000	(5)	Energy Transfer Operating L.P., 7.125%, 12/31/2199	356,062	0.1
70,000	(4)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	73,894	0.1
70,000	(4)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	72,275	0.0
146,000		Exxon Mobil Corp., 3.095%, 08/16/2049	149,505	0.1
300,000		Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	334,418	0.1
70,000	(4)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	71,442	0.0
70,000	(4)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/2024	63,780	0.0
70,000	(4)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	68,305	0.0
350,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	410,201	0.2
70,000		Murphy Oil Corp., 5.750%, 08/15/2025	61,249	0.0
70,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	64,706	0.0
70,000	(4)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	69,781	0.0
70,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	66,018	0.0
200,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	220,950	0.1
425,000		Petrobras Global Finance BV, 5.999%, 01/27/2028	472,727	0.2
225,000		Petroleos del Peru SA, 4.750%, 06/19/2032	243,340	0.1
425,000	(4)	Petroleos Mexicanos, 5.950%, 01/28/2031	353,970	0.1
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	186,794	0.1
70,000	(4)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	63,316	0.0
70,000	(4)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	63,203	0.0
70,000	(4)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	67,921	0.0
375,000	(5)	Transcanada Trust, 5.500%, 09/15/2079	392,557	0.1
70,000	(4)	Viper Energy Partners L.P., 5.375%, 11/01/2027	69,068	0.0
70,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	59,981	0.0
70,000		WPX Energy, Inc., 5.250%, 10/15/2027	71,168	0.0
			5,255,817	1.6

		Financial: 0.6%
70,000		Ally Financial, Inc., 5.750%, 11/20/2025	78,702	0.0
100,000		American International Group, Inc., 4.375%, 01/15/2055	114,772	0.1
200,000		Bancolombia SA, 3.000%, 01/29/2025	200,512	0.1
95,000		Brookfield Finance LLC, 3.450%, 04/15/2050	93,582	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
70,000	(4)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	$ 72,889	0.0
70,000	(4)	ESH Hospitality, Inc., 5.250%, 05/01/2025	70,803	0.0
70,000	(4)	Freedom Mortgage Corp., 8.250%, 04/15/2025	71,596	0.0
70,000	(4)	Iron Mountain, Inc., 5.250%, 07/15/2030	73,106	0.0
530,000	(5)	JPMorgan Chase & Co., 4.600%, 12/31/2199	520,063	0.2
200,000	(4),(5)	Kookmin Bank, 4.350%, 12/31/2199	208,997	0.1
70,000	(4)	LPL Holdings, Inc., 4.625%, 11/15/2027	70,919	0.0
70,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	74,395	0.0
70,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	73,113	0.0
35,000		Navient Corp., 5.000%, 03/15/2027	32,914	0.0
70,000		OneMain Finance Corp., 6.625%, 01/15/2028	77,804	0.0
70,000	(4)	Quicken Loans LLC, 5.250%, 01/15/2028	73,887	0.0
70,000	(4)	SBA Communications Corp., 3.875%, 02/15/2027	71,138	0.0
70,000		Service Properties Trust, 4.375%, 02/15/2030	58,275	0.0
			2,037,467	0.6

		Industrial: 0.7%
70,000		AECOM, 5.875%, 10/15/2024	75,950	0.1
70,000	(4)	Berry Global, Inc., 5.625%, 07/15/2027	73,544	0.0
70,000	(4)	BMC East LLC, 5.500%, 10/01/2024	72,056	0.0
276,000	(5)	BNSF Funding Trust I, 6.613%, 12/15/2055	315,350	0.1
70,000	(4)	Builders FirstSource, Inc., 5.000%, 03/01/2030	72,581	0.0
30,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	38,191	0.0
70,000	(4)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	70,864	0.0
70,000	(4)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	73,719	0.0
70,000	(4)	Clark Equipment Co., 5.875%, 06/01/2025	72,625	0.0
70,000	(4)	Clean Harbors, Inc., 5.125%, 07/15/2029	76,146	0.1
75,000		CSX Corp., 4.500%, 08/01/2054	97,232	0.1
70,000	(4)	GFL Environmental, Inc., 8.500%, 05/01/2027	76,081	0.1
70,000	(4)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	73,019	0.0
70,000	(4)	Granite US Holdings Corp., 11.000%, 10/01/2027	72,100	0.0
45,000	(4)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	45,717	0.0
200,000	(1),(4)	Klabin Austria GmbH, 5.750%, 04/03/2029	224,350	0.1
70,000	(4)	Koppers, Inc., 6.000%, 02/15/2025	71,138	0.0
70,000	(4)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	75,950	0.0
70,000	(4)	Norbord, Inc., 5.750%, 07/15/2027	74,190	0.0
70,000		Park-Ohio Industries, Inc., 6.625%, 04/15/2027	64,575	0.0
70,000	(4)	PGT Innovations, Inc., 6.750%, 08/01/2026	74,799	0.0
70,000	(4)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	70,131	0.0
70,000	(4)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	70,910	0.0
70,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	71,575	0.0
70,000	(4)	SSL Robotics LLC, 9.750%, 12/31/2023	77,235	0.1
55,000	(4)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	54,388	0.0
70,000	(4)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	75,149	0.0
70,000	(4)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	71,218	0.0
70,000		TransDigm, Inc., 5.500%, 11/15/2027	67,407	0.0
15,000	(4)	Vertical Holdco GmbH, 7.625%, 07/15/2028	15,881	0.0
70,000	(4)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	70,875	0.0
			2,534,946	0.7

		Technology: 0.4%
70,000	(4)	Ascend Learning LLC, 6.875%, 08/01/2025	72,254	0.0
70,000	(4)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	71,990	0.0
70,000	(4)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	71,356	0.0
100,000	(4)	Castle US Holding Corp., 9.500%, 02/15/2028	95,609	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
70,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	$ 69,869	0.0
70,000	(4)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	70,962	0.0
70,000	(4)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	72,891	0.0
70,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	73,755	0.1
70,000	(4)	Entegris, Inc., 4.375%, 04/15/2028	72,144	0.0
70,000	(4)	Logan Merger Sub, Inc., 5.500%, 09/01/2027	71,181	0.0
70,000	(4)	Microchip Technology, Inc., 4.250%, 09/01/2025	72,708	0.0
70,000	(4)	MTS Systems Corp., 5.750%, 08/15/2027	69,148	0.0
70,000	(4)	ON Semiconductor Corp., 3.875%, 09/01/2028	71,116	0.0
70,000	(4)	Open Text Corp., 3.875%, 02/15/2028	70,930	0.0
70,000	(4)	Science Applications International Corp., 4.875%, 04/01/2028	71,191	0.0
100,000	(4)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	102,248	0.1
45,000		Texas Instruments, Inc., 3.875%, 03/15/2039	55,813	0.0
75,000	(4)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	77,438	0.1
			1,332,603	0.4

		Utilities: 1.0%
82,000		American Electric Power Co., Inc., 3.250%, 03/01/2050	85,903	0.0
70,000	(4)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	72,691	0.0
200,000	(4)	Colbun SA, 3.150%, 03/06/2030	216,250	0.1
475,000	(5)	Dominion Energy, Inc., 4.650%, 12/31/2199	481,721	0.2
380,000	(5)	Duke Energy Corp., 4.875%, 12/31/2199	402,472	0.1
100,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	117,196	0.0
46,000		Entergy Louisiana LLC, 2.900%, 03/15/2051	48,458	0.0
200,000		Inkia Energy Ltd., 5.875%, 11/09/2027	208,900	0.1
250,000		Kallpa Generacion SA, 4.125%, 08/16/2027	261,719	0.1
290,000		Mississippi Power Co., 4.250%, 03/15/2042	343,585	0.1
275,000	(5)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	312,647	0.1
70,000		NRG Energy, Inc., 5.750%, 01/15/2028	75,644	0.0
400,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	468,938	0.1
70,000		PG&E Corp., 5.250%, 07/01/2030	67,812	0.0
40,000		Southern California Edison Co., 3.650%, 02/01/2050	41,782	0.0
275,000	(5)	Southern Co/The, 4.000%, 01/15/2051	276,074	0.1
70,000	(4)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	73,966	0.0
			3,555,758	1.0

	Total Corporate Bonds/Notes
	(Cost $27,187,220)		27,714,329	8.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 16.5%
780,872	(4),(5)	Agate Bay Mortgage Trust 2015-1 B4, 3.795%, 01/25/2045	741,717	0.2
500,000	(4),(5)	Chase Home Lending Mortgage Trust 2019-ATR1 A5, 4.000%, 04/25/2049	525,883	0.2
383,278	(4),(5)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	388,828	0.1
997,690	(4),(5)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	1,035,384	0.3
482,591	(4),(5)	CIM Trust 2019-J1 B2, 4.023%, 08/25/2049	496,129	0.1
517,336	(4),(5)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	533,230	0.2
1,000,000	(4)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.148%, (US0001M + 2.000%), 01/25/2040	979,677	0.3
1,000,000	(4),(5)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,016,769	0.3
800,000	(4)	Deephaven Residential Mortgage Trust 2020-2 A2, 2.594%, 05/25/2065	804,854	0.2
599,232		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.598%, (US0001M + 4.450%), 01/25/2029	620,388	0.2
618,969		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.498%, (US0001M + 4.350%), 05/25/2029	642,078	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
530,343		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.798%, (US0001M + 3.650%), 09/25/2029	$ 538,152	0.2
662,787		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.348%, (US0001M + 2.200%), 01/25/2030	656,324	0.2
300,552		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 2.798%, (US0001M + 2.650%), 02/25/2030	298,015	0.1
335,147		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.948%, (US0001M + 2.800%), 02/25/2030	335,779	0.1
820,235		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.298%, (US0001M + 2.150%), 10/25/2030	807,805	0.2
885,684		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.698%, (US0001M + 2.550%), 12/25/2030	873,828	0.3
793,305		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.498%, (US0001M + 2.350%), 01/25/2031	781,540	0.2
682,117		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.148%, (US0001M + 2.000%), 03/25/2031	672,596	0.2
220,556		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.398%, (US0001M + 2.250%), 07/25/2030	218,551	0.1
648,944	(4)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.448%, (US0001M + 2.300%), 08/25/2031	647,758	0.2
788,615	(4)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.248%, (US0001M + 2.100%), 06/25/2039	786,777	0.2
524,976	(4)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.548%, (US0001M + 2.400%), 04/25/2031	524,235	0.2
519,626	(4)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.248%, (US0001M + 2.100%), 09/25/2039	517,665	0.2
2,192,363	(7)	Fannie Mae REMICS 2008-36 YI, 7.052%, (-1.000*US0001M + 7.200%), 07/25/2036	383,390	0.1
965,178	(7)	Fannie Mae REMICS 2010-59 NS, 5.622%, (-1.000*US0001M + 5.770%), 06/25/2040	190,890	0.1
4,833,174	(7)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	321,620	0.1
5,838,308	(7)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	401,089	0.1
5,773,982	(7)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/01/2036	1,133,648	0.3
1,220,623	(7)	Fannie Mae REMICS 2005-66 LS, 6.482%, (-1.000*US0001M + 6.630%), 07/25/2035	269,385	0.1
4,842,971	(7)	Fannie Mae REMICS 2012-144 SC, 5.952%, (-1.000*US0001M + 6.100%), 01/25/2043	1,121,876	0.3
2,288,759	(7)	Fannie Mae REMICS 2012-151 WS, 6.052%, (-1.000*US0001M + 6.200%), 03/25/2042	413,642	0.1
5,517,614	(7)	Fannie Mae REMICS 2012-35 LS, 6.452%, (-1.000*US0001M + 6.600%), 04/25/2041	846,842	0.3
4,212,745	(7)	Fannie Mae REMICS 2013-20 SK, 6.052%, (-1.000*US0001M + 6.200%), 05/25/2041	542,750	0.2
1,464,533	(7)	Fannie Mae REMICS 2015-65 KI, 6.852%, (-1.000*US0001M + 7.000%), 08/25/2035	315,360	0.1
1,064,332	(7)	Fannie Mae REMICS 2018-86 DS, 5.952%, (-1.000*US0001M + 6.100%), 12/25/2048	147,141	0.0
500,000	(4),(5)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	521,691	0.2
908,868	(4),(5)	Flagstar Mortgage Trust 2017-1 B3, 3.677%, 03/25/2047	919,082	0.3
1,483,684	(4),(5)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	1,533,063	0.5
1,200,000	(4)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.048%, (US0001M + 1.900%), 01/25/2050	1,179,330	0.3
417,954		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.048%, (US0001M + 3.900%), 12/25/2027	422,023	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
172,279		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.948%, (US0001M + 3.800%), 03/25/2025	$ 173,332	0.1
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 3.598%, (US0001M + 3.450%), 10/25/2029	620,284	0.2
1,152,702	(4)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 2.798%, (US0001M + 2.650%), 01/25/2049	1,146,682	0.3
837,933	(4)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.198%, (US0001M + 2.050%), 04/25/2049	827,824	0.2
855,629	(7)	Freddie Mac REMICS 3318 KS, 6.258%, (-1.000*US0001M + 6.410%), 05/15/2037	122,301	0.0
1,196,670	(7)	Freddie Mac REMICS 3879 SL, 6.448%, (-1.000*US0001M + 6.600%), 01/15/2041	180,066	0.1
4,769,390	(7)	Freddie Mac REMICS 4120 JS, 6.048%, (-1.000*US0001M + 6.200%), 10/15/2032	871,577	0.3
3,390,264	(7)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	168,785	0.1
4,189,375	(7)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	225,201	0.1
7,017,910	(7)	Freddie Mac REMICS 4517 KI, 1.017%, (-0.357*US0001M + 1.071%), 04/15/2043	145,187	0.0
6,786,939	(7)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	745,156	0.2
3,236,643	(7)	Freddie Mac REMICS 4619 KS, 4.095%, (-1.000*US0001M + 4.250%), 06/15/2039	450,543	0.1
1,326,937	(7)	Ginnie Mae Series 2013-148 DS, 5.528%, (-1.000*US0001M + 5.680%), 10/16/2043	293,553	0.1
10,352,881	(7)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	891,793	0.3
974,891	(7)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	98,159	0.0
8,762,689	(7)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700%), 03/20/2042	159,609	0.0
375,446	(4),(5)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	387,704	0.1
966,315	(4),(5)	GS Mortgage-Backed Securities Trust 2020-NQM1 A2, 1.791%, 09/27/2060	970,851	0.3
1,051,281	(4),(5)	JP Morgan Mortgage Trust 2018-8 A13, 4.000%, 01/25/2049	1,081,455	0.3
375,057	(4),(5)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	385,293	0.1
916,919	(4),(5)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	944,082	0.3
1,648,451	(4),(5)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	1,701,328	0.5
869,769	(4),(5)	JP Morgan Mortgage Trust 2017-5 B2, 3.128%, 10/26/2048	842,291	0.3
1,136,243	(4),(5)	JP Morgan Mortgage Trust 2018-3 B2, 3.751%, 09/25/2048	1,149,777	0.3
737,396	(4),(5)	JP Morgan Mortgage Trust 2018-4 B2, 3.752%, 10/25/2048	759,488	0.2
956,592	(4),(5)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	1,005,254	0.3
407,397	(4),(5)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	421,144	0.1
428,093	(4),(5)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	446,383	0.1
122,416	(4),(5)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	127,740	0.0
978,054	(4),(5)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.094%, 10/25/2049	1,026,104	0.3
768,698	(4),(5)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	791,870	0.2
587,656	(4),(5)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.797%, 12/25/2049	612,189	0.2
479,988	(4),(5)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.461%, 10/25/2048	517,225	0.2
913,721	(4),(5)	Mello Mortgage Capital Acceptance 2018-MTG2 A2, 4.000%, 10/25/2048	946,184	0.3
893,086	(4),(5)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	904,949	0.3
603,791	(4),(5)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	623,303	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,160,153	(4),(5)	Sequoia Mortgage Trust 2019-2 B2, 4.237%, 06/25/2049	$ 1,170,272	0.3
1,160,153	(4),(5)	Sequoia Mortgage Trust 2019-2 B3, 4.237%, 06/25/2049	1,140,262	0.3
157,368	(4),(5)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	161,430	0.0
443,315	(4),(5)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	461,356	0.1
439,595	(4),(5)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	453,908	0.1
1,096,654	(4),(5)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,112,715	0.3
226,552	(4),(5)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	228,574	0.1
569,523	(4),(5)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	583,296	0.2
570,826	(4),(5)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.688%, 07/25/2047	570,212	0.2
968,896	(4),(5)	Wells Fargo Mortgage Backed Securities 2020-4 A17 Trust, 3.000%, 07/25/2050	990,848	0.3

	Total Collateralized Mortgage Obligations
	(Cost $55,378,673)		55,744,323	16.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.8%
330,000	(4),(5)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.990%, 05/27/2021	322,486	0.1
650,000	(4)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	615,994	0.2
1,170,000	(4)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	916,039	0.3
1,460,000	(4)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	1,341,453	0.4
1,000,000	(4),(5)	BENCHMARK 2018-B3 D Mortgage Trust, 3.208%, 04/10/2051	797,638	0.2
12,397,718	(5),(7)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.392%, 03/15/2062	1,018,119	0.3
180,000	(4)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 08/15/2053	181,491	0.1
5,498,446	(5),(7)	Benchmark 2020-B17 XA Mortgage Trust, 1.542%, 03/15/2053	528,676	0.2
5,749,468	(5),(7)	Benchmark 2020-B18 XA Mortgage Trust, 1.919%, 07/15/2053	703,459	0.2
759,438	(4)	BX Commercial Mortgage Trust 2019-XL J, 2.802%, (US0001M + 2.650%), 10/15/2036	743,990	0.2
729,332	(4)	BX Commercial Mortgage Trust 2020-BXLP G, 2.652%, (US0001M + 2.500%), 12/15/2029	722,293	0.2
100,000	(4)	BX Commercial Mortgage Trust 2020-VKNG E, 2.300%, (US0001M + 2.100%), 10/15/2037	99,875	0.0
210,000	(4),(5)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	195,606	0.1
170,000	(4)	BXMT 2017-FL1 B Ltd., 1.651%, (US0001M + 1.500%), 06/15/2035	169,155	0.0
160,000	(4)	BXMT 2020-FL2 B Ltd., 1.551%, (US0001M + 1.400%), 02/16/2037	156,513	0.0
2,000,000	(4),(5)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	2,063,265	0.6
16,217,865	(5),(7)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 1.006%, 12/15/2072	1,071,112	0.3
2,350,000	(4),(5)	Citigroup Commercial Mortgage Trust 2013-GC15 D, 5.355%, 09/10/2046	2,223,359	0.7
1,000,000	(5)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 4.044%, 02/10/2049	935,171	0.3
130,000	(4),(5)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	110,913	0.0
650,000	(4),(5)	COMM 2014-LC15 D Mortgage Trust, 5.150%, 04/10/2047	535,968	0.2
2,000,000	(5)	COMM 2015-CCRE26 D Mortgage Trust, 3.630%, 10/10/2048	1,683,030	0.5
520,000	(4)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 2.802%, (US0001M + 2.650%), 05/15/2036	512,275	0.1
100,000	(4),(5)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	103,768	0.0
2,000,000	(5)	Csail 2015-C2 C Commercial Mortgage Trust, 4.330%, 06/15/2057	1,601,474	0.5
320,000	(5)	DBJPM 20-C9 C Mortgage Trust, 3.610%, 09/15/2053	333,198	0.1
350,000	(4)	DBUBS 2011-LC2A F Mortgage Trust, 3.805%, (US0001M + 3.650%), 07/10/2044	250,662	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
190,000	(4),(5)	DBUBS 2017-BRBK E Mortgage Trust, 3.648%, 10/10/2034	$ 193,214	0.1
1,459,414	(5),(7)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.700%, 04/25/2030	187,176	0.1
205,000	(4),(5)	GRACE 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	203,756	0.1
550,000	(4),(5)	GS Mortgage Securities Trust 2011-GC3 B, 5.361%, 03/10/2044	553,908	0.2
13,751,051	(5),(7)	GS Mortgage Securities Trust 2019-GC39 XA, 1.294%, 05/10/2052	1,006,152	0.3
420,000	(4),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.605%, 08/15/2046	424,173	0.1
200,000	(4),(5)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	139,481	0.0
370,000	(4),(5)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.178%, 12/27/2046	367,476	0.1
27,466,948	(5),(7)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.801%, 06/15/2051	891,607	0.3
2,000,000	(4)	KNDL 2019-KNSQ E Mortgage Trust, 1.952%, (US0001M + 1.800%), 05/15/2036	1,984,083	0.6
560,000	(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	337,110	0.1
530,000	(4)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	105,979	0.0
1,955,000	(4),(5)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,516,299	0.4
17,697,327	(5),(7)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.766%, 11/15/2029	882,751	0.3
200,000	(4)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	198,187	0.1
140,000	(4),(5)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.620%, 12/10/2045	74,594	0.0
240,000	(4),(5)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.620%, 12/10/2045	107,511	0.0
2,240,000	(4)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,612,199	0.5
2,000,000	(4),(5)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.844%, 11/15/2044	1,849,185	0.5
2,210,000	(4)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	1,711,690	0.5
1,920,000	(5)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	1,869,768	0.5
420,000	(4),(5)	WFRBS Commercial Mortgage Trust 2011-C5 B, 5.844%, 11/15/2044	429,917	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $39,207,495)		36,583,198	10.8

ASSET-BACKED SECURITIES: 9.8%
		Automobile Asset-Backed Securities: 1.7%
300,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	318,976	0.1
450,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	473,927	0.1
1,200,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	1,241,829	0.4
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 C, 2.620%, 01/16/2025	516,648	0.1
550,000	(4)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	576,197	0.2
550,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	572,119	0.2
1,000,000		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	1,033,830	0.3
150,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	153,261	0.0
350,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	360,407	0.1
600,000	(4)	Santander Retail Auto Lease Trust 2019-B C, 2.770%, 08/21/2023	617,610	0.2
			5,864,804	1.7

		Home Equity Asset-Backed Securities: 0.2%
591,130	(4),(5)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	584,989	0.2

		Other Asset-Backed Securities: 7.7%
400,000	(4)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	372,849	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
150,000	(4)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	$ 130,876	0.0
300,000	(4)	Babson CLO Ltd. 2018-3A C, 2.172%, (US0003M + 1.900%), 07/20/2029	293,211	0.1
750,000	(4)	Benefit Street Partners CLO II Ltd. 2013-IIA BR, 2.825%, (US0003M + 2.550%), 07/15/2029	729,439	0.2
750,000	(4)	Benefit Street Partners CLO X Ltd. 2016-10A BR, 2.675%, (US0003M + 2.400%), 01/15/2029	735,085	0.2
500,000	(4)	BlueMountain CLO XXV Ltd. 2019-25A C, 2.725%, (US0003M + 2.450%), 07/15/2032	487,713	0.1
389,000	(4)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	391,768	0.1
604,660	(4)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	642,317	0.2
700,000	(4)	Dryden 43 Senior Loan Fund 2016-43A CR, 2.672%, (US0003M + 2.400%), 07/20/2029	699,998	0.2
500,000	(4)	Dryden 75 CLO Ltd. 2019-75A CR, 2.675%, (US0003M + 2.400%), 07/15/2030	500,003	0.2
431,009	(4)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	501,078	0.2
750,000	(4)	LCM XXII Ltd. 22A BR, 2.272%, (US0003M + 2.000%), 10/20/2028	718,037	0.2
1,200,000	(4)	LCM XXIV Ltd. 24A C, 2.522%, (US0003M + 2.250%), 03/20/2030	1,151,834	0.3
750,000	(4)	LCM XV L.P. 15A CR, 2.672%, (US0003M + 2.400%), 07/20/2030	723,423	0.2
500,000	(4)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.125%, (US0003M + 2.850%), 10/15/2032	494,418	0.2
650,000	(4)	Marlette Funding Trust 2019-3A B, 3.070%, 09/17/2029	661,490	0.2
479,082	(4)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	504,343	0.2
814,571	(4)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	860,708	0.3
750,000	(4)	Neuberger Berman CLO XVII Ltd. 2014-17A CR2, 2.258%, (US0003M + 2.000%), 04/22/2029	739,773	0.2
1,000,000	(4)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A C, 2.422%, (US0003M + 2.150%), 10/18/2029	982,754	0.3
750,000	(4)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 2.721%, (US0003M + 2.450%), 10/16/2032	749,995	0.2
750,000	(4)	OCP Clo 2019-17A C1 Ltd., 2.822%, (US0003M + 2.550%), 07/20/2032	741,932	0.2
250,000	(4)	Octagon Loan Funding Ltd. 2014-1A CRR, 2.470%, (US0003M + 2.200%), 11/18/2031	237,172	0.1
750,000	(4)	OHA Credit Funding 3 Ltd. 2019-3A C, 2.722%, (US0003M + 2.450%), 07/20/2032	743,494	0.2
1,000,000	(4)	Palmer Square CLO 2015-1A BR2 Ltd., 2.497%, (US0003M + 2.250%), 05/21/2029	997,164	0.3
800,000	(4)	Palmer Square Loan Funding 2019-2A B Ltd., 2.522%, (US0003M + 2.250%), 04/20/2027	792,214	0.2
750,000	(4)	Palmer Square Loan Funding 2020-2A B Ltd., 2.522%, (US0003M + 2.250%), 04/20/2028	739,446	0.2
500,000	(4)	Shackleton CLO Ltd. 2019-15A C, 3.075%, (US0003M + 2.800%), 01/15/2030	497,441	0.2
500,000	(4)	Silver Creek CLO Ltd. 2014-1A CR, 2.572%, (US0003M + 2.300%), 07/20/2030	499,518	0.2
150,000	(4)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	153,875	0.0
150,000	(4)	SoFi Consumer Loan Program 2018-4 B Trust, 3.960%, 11/26/2027	152,983	0.0
1,000,000	(4)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	1,027,261	0.3
200,000	(4)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	197,679	0.1
100,000	(4)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	98,657	0.0
400,000	(4)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	400,132	0.1
356,922	(4)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	367,247	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
750,000	(4)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.375%, (US0003M + 2.100%), 07/15/2028	$ 729,730	0.2
2,000,000	(4),(5)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	2,163,923	0.6
180,000	(4),(5)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	196,082	0.1
1,167,000	(4)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,229,890	0.4
244,375	(4)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	260,478	0.1
780,000	(4)	Westcott Park CLO Ltd. 2016-1A CR, 2.522%, (US0003M + 2.250%), 07/20/2028	780,020	0.2
			26,077,450	7.7

		Student Loan Asset-Backed Securities: 0.2%
600,000	(4)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	625,868	0.2

	Total Asset-Backed Securities
	(Cost $32,762,367)		33,153,111	9.8

SOVEREIGN BONDS: 1.5%
300,000		Brazilian Government International Bond, 3.875%, 06/12/2030	300,225	0.1
450,000		Colombia Government International Bond, 3.875%, 04/25/2027	486,932	0.1
EUR 225,000		Croatia Government International Bond, 1.125%, 06/19/2029	268,783	0.1
200,000		Croatia Government International Bond, 5.500%, 04/04/2023	221,692	0.1
200,000	(4)	Dominican Republic International Bond, 4.500%, 01/30/2030	197,250	0.1
300,000		Dominican Republic International Bond, 6.875%, 01/29/2026	334,500	0.1
350,000	(1)	Egypt Government International Bond, 5.875%, 06/11/2025	359,899	0.1
225,000		Egypt Government International Bond, 7.500%, 01/31/2027	237,069	0.1
325,000	(4)	Ghana Government International Bond, 6.375%, 02/11/2027	293,714	0.1
166,000		Ivory Coast Government International Bond, 5.750%, 12/31/2032	154,354	0.0
200,000		Mexico Government International Bond, 4.500%, 04/22/2029	224,275	0.1
125,000		Panama Government International Bond, 9.375%, 04/01/2029	192,476	0.0
200,000		Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	225,324	0.1
450,000		Republic of South Africa Government International Bond, 4.850%, 09/30/2029	430,482	0.1
200,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	229,850	0.1
200,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	148,000	0.0
475,000		Turkey Government International Bond, 4.875%, 10/09/2026	435,746	0.1
350,000		Ukraine Government International Bond, 7.750%, 09/01/2025	351,906	0.1

	Total Sovereign Bonds
	(Cost $5,136,805)		5,092,477	1.5

U.S. TREASURY OBLIGATIONS: 0.0%
		U.S. Treasury Bonds: 0.0%
92,000		0.625%,08/15/2030	91,475	0.0

	Total U.S. Treasury Obligations
	(Cost $91,468)		91,475	0.0

PURCHASED OPTIONS (8): 0.0%
	Total Purchased Options
	(Cost $210,262)		122,705	0.0

	Total Long-Term Investments
	(Cost $318,125,218)		331,161,312	98.0

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreements: 0.7%
1,000,000	(9)	Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $1,020,000, due 11/27/20-11/01/59)	1,000,000	0.3

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
262,032	(9) Nomura Securities, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $262,033, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.560%-5.500%, Market Value plus accrued interest $267,273, due 04/01/28-01/20/70)	$ 262,032	0.1
1,000,000	(9) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	1,000,000	0.3

	Total Repurchase Agreements

	Total Short-Term Investments
	(Cost $2,262,032)	2,262,032	0.7

	Total Investments in Securities (Cost $320,387,250)	$ 333,423,344	98.7
	Assets in Excess of Other Liabilities	4,465,090	1.3
	Net Assets	$ 337,888,434	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Preferred Stock may be called prior to convertible date.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(6)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(7)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(8)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,813,094	$1,327,754	$–	$9,140,848
Consumer Discretionary	7,102,818	973,682	–	8,076,500
Consumer Staples	11,476,936	2,353,156	–	13,830,092
Energy	3,357,194	283,579	–	3,640,773
Financials	9,908,425	2,208,221	–	12,116,646
Health Care	20,709,205	2,400,322	–	23,109,527
Industrials	12,009,225	2,882,293	–	14,891,518
Information Technology	45,258,870	1,097,023	–	46,355,893
Materials	4,976,522	1,388,584	–	6,365,106
Real Estate	1,588,838	183,173	–	1,772,011
Utilities	6,385,731	958,753	–	7,344,484
Total Common Stock	130,586,858	16,056,540	–	146,643,398
Exchange-Traded Funds	818,608	–	–	818,608
Mutual Funds	23,815,296	–	–	23,815,296
Preferred Stock	–	1,382,392	–	1,382,392
Purchased Options	–	122,705	–	122,705
Corporate Bonds/Notes	–	27,714,329	–	27,714,329
Collateralized Mortgage Obligations	–	55,744,323	–	55,744,323
Asset-Backed Securities	–	33,153,111	–	33,153,111
Commercial Mortgage-Backed Securities	–	36,583,198	–	36,583,198
Sovereign Bonds	–	5,092,477	–	5,092,477
U.S. Treasury Obligations	–	91,475	–	91,475
Short-Term Investments	–	2,262,032	–	2,262,032
Total Investments, at fair value	$155,220,762	$178,202,582	$–	$333,423,344
Other Financial Instruments+
Centrally Cleared Swaps	–	8,131	–	8,131
Forward Foreign Currency Contracts	–	1,173,078	–	1,173,078
Futures	122,756	–	–	122,756
Total Assets	$155,343,518	$179,383,791	$–	$334,727,309
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(21,348)	$–	$(21,348)
Forward Foreign Currency Contracts	–	(1,220,834)	–	(1,220,834)
Futures	(1,823)	–	–	(1,823)
Written Options	–	(25,889)	–	(25,889)
Total Liabilities	$(1,823)	$(1,268,071)	$–	$(1,269,894)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P	$33,156,275	$952,262	$(12,908,885)	$(1,268,875)	$19,930,777	$952,262	$(1,658,885)	$-
Voya High Yield Bond Fund - Class P	-	3,818,853	-	65,666	3,884,519	68,859	-	-
	$33,156,275	$4,771,115	$(12,908,885)	$(1,203,209)	$23,815,296	$1,021,121	$(1,658,885)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD 1,745,124	USD 1,139,269	BNP Paribas	10/02/20	$ 15,219
CHF 1,492,985	USD 1,644,837	BNP Paribas	10/02/20	(23,877)
CHF 1,532,579	USD 1,686,971	BNP Paribas	10/02/20	(23,023)
USD 1,959,007	NZD 2,962,491	BNP Paribas	10/02/20	(831)
CAD 974,309	USD 740,727	BNP Paribas	10/02/20	(9,017)
CAD 1,857,678	USD 1,409,596	BNP Paribas	10/02/20	(14,471)
USD 1,068,315	GBP 805,587	BNP Paribas	10/02/20	28,822
CHF 1,868,884	USD 2,037,897	BNP Paribas	10/02/20	(8,817)
USD 545,721	SEK 4,760,296	BNP Paribas	10/02/20	14,191
USD 882,006	AUD 1,196,038	BNP Paribas	10/02/20	25,344
USD 2,472,562	CHF 2,244,510	BNP Paribas	10/02/20	35,658
SEK 10,494,551	USD 1,207,512	BNP Paribas	10/02/20	(35,702)
SEK 9,380,532	USD 1,074,111	BNP Paribas	10/02/20	(26,691)
AUD 1,456,871	USD 1,052,327	BNP Paribas	10/02/20	(8,843)
NZD 2,021,691	USD 1,322,950	BNP Paribas	10/02/20	14,501
AUD 3,376,941	USD 2,382,212	BNP Paribas	10/02/20	36,523
USD 329,416	JPY 34,990,520	BNP Paribas	10/02/20	(2,358)
USD 2,698,923	GBP 2,081,089	BNP Paribas	10/02/20	13,577
USD 1,295,119	GBP 1,002,245	BNP Paribas	10/02/20	1,867
GBP 1,166,328	USD 1,559,655	BNP Paribas	10/02/20	(54,676)
GBP 1,142,772	USD 1,529,395	BNP Paribas	10/02/20	(54,812)
USD 1,396,676	GBP 1,079,085	BNP Paribas	10/02/20	4,272
USD 561,675	EUR 475,958	BNP Paribas	10/02/20	3,635
USD 734,169	CAD 967,939	BNP Paribas	10/02/20	7,243
USD 1,247,230	JPY 132,335,426	BNP Paribas	10/02/20	(7,551)
USD 376,530	AUD 525,526	BNP Paribas	10/02/20	122
NOK 5,116,853	USD 574,999	BNP Paribas	10/02/20	(26,421)
NOK 5,228,088	USD 580,335	BNP Paribas	10/02/20	(19,832)
NOK 16,713,439	USD 1,855,433	BNP Paribas	10/02/20	(63,588)
NOK 7,447,442	USD 827,944	BNP Paribas	10/02/20	(29,505)
USD 968,185	SEK 8,364,843	BNP Paribas	10/02/20	34,176
USD 13,302	NZD 20,335	BNP Paribas	10/02/20	(151)
USD 2,719,495	CHF 2,520,264	BNP Paribas	10/02/20	(16,800)
USD 356,443	PEN 1,265,685	BNP Paribas	10/16/20	5,215
USD 1,124,148	GBP 870,572	BNP Paribas	12/04/20	1,655
CAD 2,917,069	USD 2,179,471	BNP Paribas	12/04/20	11,715
NOK 10,178,893	USD 1,089,481	BNP Paribas	12/04/20	5,006
AUD 2,403,282	USD 1,700,125	BNP Paribas	12/04/20	21,505
USD 1,374,820	CHF 1,262,098	BNP Paribas	12/04/20	2,002
USD 718,752	CAD 948,863	Brown Brothers Harriman & Co.	10/02/20	6,152
USD 536,746	CAD 707,694	Brown Brothers Harriman & Co.	10/02/20	5,264
NZD 2,577,670	USD 1,741,438	Brown Brothers Harriman & Co.	10/02/20	(36,178)
EUR 655,417	USD 776,913	Brown Brothers Harriman & Co.	10/02/20	(8,464)
EUR 525,834	USD 623,501	Brown Brothers Harriman & Co.	10/02/20	(6,984)
EUR 519,193	USD 618,340	Brown Brothers Harriman & Co.	10/02/20	(9,608)
GBP 589,875	USD 786,548	Brown Brothers Harriman & Co.	10/02/20	(25,400)
USD 604,649	GBP 471,967	Brown Brothers Harriman & Co.	10/02/20	(4,356)
GBP 598,393	USD 765,480	Brown Brothers Harriman & Co.	10/02/20	6,660
GBP 1,482,498	USD 1,896,650	Brown Brothers Harriman & Co.	10/02/20	16,300
CHF 763,331	USD 835,180	Brown Brothers Harriman & Co.	10/02/20	(6,418)
GBP 431,287	USD 549,714	Brown Brothers Harriman & Co.	10/02/20	6,800
USD 1,367,503	CHF 1,270,815	Brown Brothers Harriman & Co.	10/02/20	(12,243)
CHF 1,890,074	USD 2,088,302	Brown Brothers Harriman & Co.	10/02/20	(36,216)
USD 811,131	CAD 1,079,285	Brown Brothers Harriman & Co.	10/02/20	583
EUR 645,486	USD 764,981	Brown Brothers Harriman & Co.	10/02/20	(8,177)
JPY 82,841,290	USD 781,671	Brown Brothers Harriman & Co.	10/02/20	3,816
NOK 3,530,617	USD 390,479	Brown Brothers Harriman & Co.	10/02/20	(11,962)
AUD 1,064,880	USD 775,739	Brown Brothers Harriman & Co.	10/02/20	(13,018)
NZD 515,391	USD 346,449	Brown Brothers Harriman & Co.	10/02/20	(5,492)
NZD 743,692	USD 501,495	Brown Brothers Harriman & Co.	10/02/20	(9,505)
USD 770,759	CHF 701,354	Brown Brothers Harriman & Co.	10/02/20	9,287
NOK 8,395,569	USD 927,659	Brown Brothers Harriman & Co.	10/02/20	(27,571)
CAD 658,400	USD 503,903	Brown Brothers Harriman & Co.	10/02/20	(9,442)
CAD 3,596,685	USD 2,726,426	Brown Brothers Harriman & Co.	10/02/20	(25,300)
NOK 11,420,022	USD 1,202,135	Brown Brothers Harriman & Co.	10/02/20	22,204
NOK 6,431,320	USD 687,990	Brown Brothers Harriman & Co.	10/02/20	1,511
NOK 5,935,068	USD 639,472	Brown Brothers Harriman & Co.	10/02/20	(3,175)
CAD 952,999	USD 724,542	Brown Brothers Harriman & Co.	10/02/20	(8,836)
NOK 3,715,844	USD 416,731	Brown Brothers Harriman & Co.	10/02/20	(18,356)
CAD 1,100,664	USD 836,542	Brown Brothers Harriman & Co.	10/02/20	(9,939)
USD 1,367,862	NZD 2,036,748	Brown Brothers Harriman & Co.	10/02/20	20,450
USD 541,382	SEK 4,723,271	Brown Brothers Harriman & Co.	10/02/20	13,987

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

USD 342,581	CHF 312,351	Brown Brothers Harriman & Co.	10/02/20	$ 3,457
SEK 2,836,197	USD 323,742	Brown Brothers Harriman & Co.	10/02/20	(7,055)
USD 866,219	EUR 733,217	Brown Brothers Harriman & Co.	10/02/20	6,554
USD 1,617,212	EUR 1,361,822	Brown Brothers Harriman & Co.	10/02/20	20,534
USD 912,509	AUD 1,265,068	Brown Brothers Harriman & Co.	10/02/20	6,403
USD 550,569	GBP 420,094	Brown Brothers Harriman & Co.	10/02/20	8,498
SEK 4,707,775	USD 538,123	Brown Brothers Harriman & Co.	10/02/20	(12,458)
SEK 4,988,448	USD 567,503	Brown Brothers Harriman & Co.	10/02/20	(10,498)
USD 751,306	AUD 1,031,960	Brown Brothers Harriman & Co.	10/02/20	12,164
USD 1,128,245	EUR 953,082	Brown Brothers Harriman & Co.	10/02/20	10,797
USD 599,948	EUR 505,356	Brown Brothers Harriman & Co.	10/02/20	7,441
USD 589,841	GBP 446,127	Brown Brothers Harriman & Co.	10/02/20	14,178
USD 616,941	NOK 5,412,733	Brown Brothers Harriman & Co.	10/02/20	36,642
USD 436,882	AUD 593,306	Brown Brothers Harriman & Co.	10/02/20	11,926
USD 743,339	CAD 969,706	Brown Brothers Harriman & Co.	10/02/20	15,085
USD 622,485	JPY 65,898,282	Brown Brothers Harriman & Co.	10/02/20	(2,350)
USD 549,362	SEK 4,750,209	Brown Brothers Harriman & Co.	10/02/20	18,959
USD 324,077	JPY 34,326,890	Brown Brothers Harriman & Co.	10/02/20	(1,404)
USD 751,019	CHF 675,737	Brown Brothers Harriman & Co.	10/02/20	17,360
USD 628,854	NOK 5,488,904	Brown Brothers Harriman & Co.	10/02/20	40,389
USD 463,615	AUD 632,847	Brown Brothers Harriman & Co.	10/02/20	10,338
USD 538,192	SEK 4,650,061	Brown Brothers Harriman & Co.	10/02/20	18,972
USD 541,269	CAD 713,686	Brown Brothers Harriman & Co.	10/02/20	5,287
USD 603,373	EUR 511,375	Brown Brothers Harriman & Co.	10/02/20	3,809
USD 1,238,543	AUD 1,712,904	Brown Brothers Harriman & Co.	10/02/20	11,675
USD 1,655,758	CHF 1,503,205	Brown Brothers Harriman & Co.	10/02/20	23,702
USD 1,295,875	GBP 991,644	Brown Brothers Harriman & Co.	10/02/20	16,302
USD 1,136,682	AUD 1,586,955	Brown Brothers Harriman & Co.	10/02/20	25
USD 559,333	AUD 769,653	Brown Brothers Harriman & Co.	10/02/20	8,069
EUR 817,840	USD 963,842	Brown Brothers Harriman & Co.	10/02/20	(4,961)
USD 770,675	GBP 599,238	Brown Brothers Harriman & Co.	12/04/20	(2,808)
USD 4,107,275	NOK 38,895,898	Citibank N.A.	10/02/20	(62,749)
USD 596,557	GBP 451,723	Citibank N.A.	10/02/20	13,673
GBP 859,504	USD 1,105,941	Citibank N.A.	10/02/20	3,125
USD 604,355	EUR 512,241	Citibank N.A.	10/02/20	3,774
NZD 2,547,189	USD 1,685,556	Citibank N.A.	10/02/20	(461)
USD 1,904,482	AUD 2,629,714	Citibank N.A.	10/02/20	20,949
NOK 10,347,175	USD 1,143,663	Citibank N.A.	10/02/20	(34,344)
NZD 1,766,291	USD 1,166,224	Citibank N.A.	10/02/20	2,267
USD 1,635,258	NOK 15,700,603	Citibank N.A.	10/02/20	(48,001)
SEK 16,003,597	USD 1,824,822	Citibank N.A.	10/02/20	(37,879)
NZD 1,999,855	USD 1,335,883	Citibank N.A.	10/02/20	(12,878)
GBP 302,475	USD 401,562	Citibank N.A.	10/02/20	(11,262)
CHF 1,399,573	USD 1,538,618	Citibank N.A.	10/02/20	(19,077)
USD 740,072	CAD 968,034	Citibank N.A.	10/02/20	13,075
AUD 1,062,754	USD 776,131	Citibank N.A.	10/02/20	(14,933)
CHF 1,434,233	USD 1,576,037	Citibank N.A.	10/02/20	(18,865)
USD 1,245,300	CAD 1,656,934	Citibank N.A.	10/02/20	935
BRL 3,379	USD 621	Citibank N.A.	10/16/20	(20)
IDR 29,187,470	USD 1,957	Citibank N.A.	10/22/20	3
IDR 29,187,470	USD 1,957	Citibank N.A.	10/22/20	3
IDR 29,187,470	USD 1,957	Citibank N.A.	10/22/20	3
NOK 38,895,898	USD 4,107,747	Citibank N.A.	12/04/20	62,737
EUR 597,929	USD 709,003	Morgan Stanley Capital Services LLC	10/02/20	(7,958)
NZD 1,714,658	USD 1,138,625	Morgan Stanley Capital Services LLC	10/02/20	(4,292)
EUR 785,174	USD 915,774	Morgan Stanley Capital Services LLC	10/02/20	4,809
USD 2,910,893	GBP 2,221,198	Morgan Stanley Capital Services LLC	10/02/20	44,758
USD 704,983	CAD 928,941	Morgan Stanley Capital Services LLC	10/02/20	7,344
USD 805,897	CHF 731,854	Morgan Stanley Capital Services LLC	10/02/20	11,310
JPY 184,709,828	USD 1,750,855	Morgan Stanley Capital Services LLC	10/02/20	530
AUD 776,700	USD 559,161	Morgan Stanley Capital Services LLC	10/02/20	(2,849)
GBP 2,321,940	USD 2,982,423	Morgan Stanley Capital Services LLC	10/02/20	13,705
AUD 4,393,607	USD 3,168,049	Morgan Stanley Capital Services LLC	10/02/20	(21,127)
USD 149,339	CAD 199,653	Morgan Stanley Capital Services LLC	10/02/20	(601)
USD 6,387,752	NZD 9,738,569	Morgan Stanley Capital Services LLC	10/02/20	(54,806)
USD 539,916	SEK 4,690,410	Morgan Stanley Capital Services LLC	10/02/20	16,190
PLN 475	USD 126	Morgan Stanley Capital Services LLC	10/22/20	(3)
CAD 199,653	USD 149,371	Morgan Stanley Capital Services LLC	12/04/20	600
CHF 1,267,759	USD 1,378,722	Morgan Stanley Capital Services LLC	12/04/20	4,147
USD 2,983,320	GBP 2,321,940	Morgan Stanley Capital Services LLC	12/04/20	(13,787)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

USD 1,752,120	JPY 184,709,828	Morgan Stanley Capital Services LLC	12/04/20	$(584)
NZD 9,738,569	USD 6,387,460	Morgan Stanley Capital Services LLC	12/04/20	54,769
USD 916,989	EUR 785,174	Morgan Stanley Capital Services LLC	12/04/20	(4,842)
EUR 506,178	USD 602,382	Standard Chartered Bank	10/02/20	(8,911)
AUD 1,251,812	USD 885,196	Standard Chartered Bank	10/02/20	11,415
CHF 767,447	USD 830,120	Standard Chartered Bank	10/02/20	3,110
GBP 583,744	USD 778,721	Standard Chartered Bank	10/02/20	(25,484)
GBP 491,943	USD 649,146	Standard Chartered Bank	10/02/20	(14,364)
USD 549,432	CHF 501,543	Standard Chartered Bank	10/02/20	4,898
USD 2,117,986	NOK 18,783,300	Standard Chartered Bank	10/02/20	104,231
USD 579,036	NZD 873,417	Standard Chartered Bank	10/02/20	1,227
USD 1,044,974	AUD 1,439,593	Standard Chartered Bank	10/02/20	13,865
USD 760,158	CHF 687,473	Standard Chartered Bank	10/02/20	13,757
USD 1,821,271	SEK 16,472,010	Standard Chartered Bank	10/02/20	(17,975)
COP 1,235,769	USD 328	Standard Chartered Bank	10/16/20	(6)
RUB 5,019,526	USD 67,532	Standard Chartered Bank	10/22/20	(3,039)
USD 831,598	CHF 767,447	Standard Chartered Bank	12/04/20	(3,175)
USD 885,336	AUD 1,251,812	Standard Chartered Bank	12/04/20	(11,420)
SEK 16,472,010	USD 1,822,497	Standard Chartered Bank	12/04/20	18,041
USD 2,103	HKD 16,316	The Bank of New York Mellon	10/05/20	(2)
				$(47,756)

At September 30, 2020, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	197	12/31/20	$43,529,305	$18,108
U.S. Treasury 5-Year Note	498	12/31/20	62,763,563	57,411
			$106,292,868	$75,519
Short Contracts:
U.S. Treasury 10-Year Note	(12)	12/21/20	(1,674,375)	(1,823)
U.S. Treasury Long Bond	(11)	12/21/20	(1,939,094)	16,484
U.S. Treasury Ultra 10-Year Note	(20)	12/21/20	(3,198,438)	3,144
U.S. Treasury Ultra Long Bond	(8)	12/21/20	(1,774,500)	27,609
			$(8,586,407)	$45,414

At September 30, 2020, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 35, Version 1	Buy	(1.000)	12/20/25	USD	4,103,000	$(85,510)	$4,580
						$(85,510)	$4,580

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD	1,140,000	(27,750)	2,538
						(27,750)	$2,538

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index, Series 33, Version 1	Sell	1.000	06/20/24	USD	1,140,000	8,934	(19,755)
						8,934	$(19,755)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At September 30, 2020, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	0.687%	Semi-Annual	10/13/30	USD	180,000	$(405)	$(405)
Pay	3-month USD-LIBOR	Quarterly	1.083	Semi-Annual	10/13/50	USD	58,000	(486)	(486)
Pay	3-month USD-LIBOR	Quarterly	1.062	Semi-Annual	10/14/50	USD	50,000	(702)	(702)
Receive	3-month USD-LIBOR	Quarterly	0.699	Semi-Annual	10/13/30	USD	285,000	309	309
Receive	3-month USD-LIBOR	Quarterly	0.713	Semi-Annual	10/13/30	USD	349,000	–	–
Receive	3-month USD-LIBOR	Quarterly	1.120	Semi-Annual	10/13/50	USD	180,000	–	–
Receive	3-month USD-LIBOR	Quarterly	1.093	Semi-Annual	10/14/50	USD	125,000	704	704
								$(580)	$(580)

At September 30, 2020, the following OTC purchased credit default swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Reference Entity(1)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year Credit Default Swap	Citibank N.A.	CDX North American High Yield Index, Series 34, Version 8	5.000%	Pay	99.000%	11/18/20	USD	7,635,000	$68,964	$54,225
									$68,964	$54,225

At September 30, 2020, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	10/14/20	0.670	USD	4,752,000	$33,367	$474
Call USD vs. Put AUD	Standard Chartered Bank	10/16/20	0.670	USD	4,752,000	31,633	770
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0.688	USD	4,165,000	38,176	33,703
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0.688	USD	1,848,000	16,815	14,954
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	12/21/20	0.688	USD	2,296,000	21,307	18,579
						$141,298	$68,480

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Pay	0.680%	3-month USD-LIBOR	10/09/20	USD	1,769,500	$6,238	$(2,827)
Call on 30-Year Interest Rate Swap(2)	Citibank N.A.	Pay	1.077%	3-month USD-LIBOR	10/09/20	USD	669,500	9,791	(10,304)
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Receive	0.680%	3-month USD-LIBOR	10/09/20	USD	1,769,500	6,238	(7,998)
Put on 30-Year Interest Rate Swap(3)	Citibank N.A.	Receive	1.077%	3-month USD-LIBOR	10/09/20	USD	669,500	9,791	(4,760)
								$32,058	$(25,889)

(1)	Payments received quarterly.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $321,387,427.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$27,365,287
Gross Unrealized Depreciation	(14,949,358)
Net Unrealized Appreciation	$12,415,929